Form N-1A Cover	May 21, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DATUM ONE SERIES TRUST
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	May 21, 2026
Prospectus Date	Jul. 29, 2025